Related Party Loans (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Convertible notes payable - related parties, gross	$ 1,815,878	$ 1,516,026
Less: Debt Discount	(208,525)	(170,780)
Less: Debt Issuance Costs	(4,645)
Convertible notes unamortized discount premium and debt issuance cost	1,602,708	1,345,246
Less: Current Debt	(30,916)
Total Long-Term Debt	1,571,792	1,345,246
The August 2017 Convertible Note Offering [Member]
Related Party Transaction [Line Items]
Convertible notes payable - related parties, gross	$ 1,416,026	1,416,026
Interest Rate	15.00%
Maturity Date, description	August - October 2019
Warrants, Quantity	4,589,466
Warrants, Exercise Price	$ 0.20
The Second December 2017 Note [Member]
Related Party Transaction [Line Items]
Convertible notes payable - related parties, gross	$ 100,000	100,000
Interest Rate	15.00%		15.00%
Maturity Date, description	December 21, 2019
Warrants, Quantity	500,000
Warrants, Exercise Price	$ 0.20
The February 2018 Convertible Note Offering [Member]
Related Party Transaction [Line Items]
Convertible notes payable - related parties, gross	$ 25,000
Interest Rate	15.00%
Maturity Date, description	January - February 2020
Warrants, Quantity	125,000
Warrants, Exercise Price	$ 0.20
The Second February 2018 Note [Member]
Related Party Transaction [Line Items]
Convertible notes payable - related parties, gross	$ 35,452
Interest Rate	20.00%
Maturity Date, description	September 30, 2018
Warrants, Quantity	81,500
Warrants, Exercise Price	$ 0.20
The March 2018 Convertible Note Offering [Member]
Related Party Transaction [Line Items]
Convertible notes payable - related parties, gross	$ 239,400
Interest Rate	14.00%
Maturity Date, description	March 2020
Warrants, Quantity	1,197,000
Warrants, Exercise Price	$ 0.20
August - October 2017 [Member]
Related Party Transaction [Line Items]
Convertible notes payable - related parties, gross		$ 1,416,026
Interest Rate		15.00%
Maturity Date, description		August - October 2019.
Warrants, Quantity		4,589,466
Warrants, Exercise Price		$ 0.20
December 21, 2018 [Member]
Related Party Transaction [Line Items]
Convertible notes payable - related parties, gross		$ 100,000
Interest Rate		15.00%
Maturity Date, description		December 21, 2019
Warrants, Quantity		500,000
Warrants, Exercise Price		$ 0.20